Note 2 - Loans: Troubled Debt Restructurings on Financing Receivables (Tables)	6 Months Ended
Jun. 30, 2022
Tables/Schedules
Troubled Debt Restructurings on Financing Receivables

The following table presents a summary of loans that were restructured during the six months ended June 30, 2022.

	Number Of Loans	Pre-Modification Recorded Investment	Post-Modification Recorded Investment

Live Check Consumer Loans	1,341	$ 2,428,838	$ 2,396,044
Premier Consumer Loans	196	1,249,767	1,229,817
Other Consumer Loans	5,055	19,614,686	19,123,589
Real Estate Loans	5	27,769	25,769
Sales Finance Contracts	251	1,928,908	1,886,518
Total	6,848	$ 25,249,968	$ 24,661,736

The following table presents a summary of loans that were restructured during the three months ended June 30, 2021.

	Number Of Loans	Pre-Modification Recorded Investment	Post-Modification Recorded Investment

Live Check Consumer Loans	466	$ 893,182	$ 877,875
Premier Consumer Loans	100	598,628	592,019
Other Consumer Loans	2,246	8,214,149	7,799,661
Real Estate Loans	6	50,236	50,236
Sales Finance Contracts	151	867,163	838,238
Total	2,969	$ 10,623,358	$ 10,158,029

The following table presents a summary of loans that were restructured during the six months ended June 30, 2022.

	Number Of Loans	Pre-Modification Recorded Investment	Post-Modification Recorded Investment

Live Check Consumer Loans	2,406	$ 4,450,559	$ 4,372,398
Premier Consumer Loans	390	2,560,276	2,485,334
Other Consumer Loans	9,514	36,361,014	35,178,299
Real Estate Loans	12	114,346	112,346
Sales Finance Contracts	468	3,497,493	3,366,466
Total	12,790	$ 46,983,688	$ 45,514,842

The following table presents a summary of loans that were restructured during the six months ended June 30, 2021.

	Number Of Loans	Pre-Modification Recorded Investment	Post-Modification Recorded Investment

Live Check Consumer Loans	1,072	$ 2,030,007	$ 1,984,766
Premier Consumer Loans	215	1,291,060	1,248,826
Other Consumer Loans	5,189	18,663,687	17,805,933
Real Estate Loans	17	219,065	218,840
Sales Finance Contracts	359	2,226,482	2,166,463
Total	6,852	$ 24,430,301	$ 23,424,828

TDRs that occurred during the twelve months ended June 30, 2022 and subsequently defaulted during the three months ended June 30, 2022 are listed below.

	Number Of Loans	Pre-Modification Recorded Investment

Live Check Consumer Loans	486	$ 890,261
Premier Consumer Loans	44	241,218
Other Consumer Loans	1,587	3,741,502
Real Estate Loans	-	-
Sales Finance Contracts	42	232,489
Total	2,159	$ 5,105,470

TDRs that occurred during the twelve months ended June 30, 2021 and subsequently defaulted during the three months ended June 30, 2021 are listed below.

	Number Of Loans	Pre-Modification Recorded Investment

Live Check Consumer Loans	229	$ 440,115
Premier Consumer Loans	25	140,585
Other Consumer Loans	868	2,012,648
Real Estate Loans	-	-
Sales Finance Contracts	60	261,049
Total	1,182	$ 2,854,397

TDRs that occurred during the twelve months ended June 30, 2022 and subsequently defaulted during the six months ended June 30, 2022 are listed below.

	Number Of Loans	Pre-Modification Recorded Investment

Live Check Consumer Loans	790	$ 1,446,626
Premier Consumer Loans	76	409,774
Other Consumer Loans	2,647	6,126,587
Real Estate Loans	-	-
Sales Finance Contracts	81	422,901
Total	3,594	$ 8,405,888

TDRs that occurred during the twelve months ended June 30, 2021 and subsequently defaulted during the six months ended June 30, 2021 are listed below.

	Number Of Loans	Pre-Modification Recorded Investment

Live Check Consumer Loans	459	$ 864,096
Premier Consumer Loans	54	314,611
Other Consumer Loans	1,647	3,818,539
Real Estate Loans	-	-
Sales Finance Contracts	98	398,710
Total	2,258	$ 5,395,956